Mar. 01, 2024
VIRTUS STRATEGIC ALLOCATION SERIES
Virtus Strategic Allocation Series

Virtus Strategic Allocation Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated March 1, 2024 to the Series’ Summary Prospectus and

Statutory Prospectus (together, the “Prospectuses”), each dated April 28, 2023, as supplemented

THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED FEBRUARY 29, 2024 TO THE ABOVE-REFERENCED PROSPECTUS. THIS SUPPLEMENT INCLUDES THE BOARD APPROVAL OF THE SERIES NAME CHANGE EFFECTIVE APRIL 28, 2024.

Important Notice to Investors

The Board of Trustees of the Virtus Variable Insurance Trust (the “Trust”) has approved a name change for the Series to Virtus Tactical Allocation Series. The Board of Trustees of the Trust has also approved the certain changes in the Series’ investment strategies that will result in the following changes to the disclosure in the Prospectuses, effective April 29, 2024:

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

Diversified across equity and fixed income securities, the Series’ tactical allocation approach seeks to generate a combination of capital appreciation and income. For the Series’ U.S. equity allocation, the subadviser invests in a select group of large market capitalization growth companies believed by the Series’ subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the Series’ non-U.S. equity exposure, the subadviser’s investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

The Series invests in U.S. equity, non-U.S. equity and fixed income securities using a tactical allocation approach. Generally, the following percentages apply: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. equity securities and 35% to 60% invested in fixed income securities. The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield (“junk bonds”), bank loans (which are generally floating rate), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the Series’ fixed income allocation has a dollar-weighted average duration of between two and eight years. The Series may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries, and may invest in issuers of any size. Allocation percentages are measured at time of purchase.

Generally, the Series’ U.S. equity investments are in large market capitalization companies. As of the date of this Prospectus, the Series’ subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index on a rolling three-year basis. On this basis, as of September 30, 2023, the market capitalization range of companies included in the Russell 1000® Index was $67.5 million to $3.09 trillion. The Series’ non-U.S. equity investments are principally in small- and mid-capitalization companies. As of the date of this Prospectus, the Series’ equity subadviser considers small- and mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex USA SMID Cap Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the MSCI All Country World ex USA SMID Cap Index over the past three years was $0 to $40.4 billion.

Investors should retain this supplement with the Prospectuses for future reference.